SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of Affected Financial Statement Line Items for the Current Period Before and After the Adoption of the New Revenue Standard (Detail) - USD ($)
$ / shares in Units, $ in Thousands
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
OPERATING REVENUES
OPERATING REVENUES	$ 571,213	$ 539,814	$ 424,531
Net income attributable to participation interest	853	0	0
Net loss attributable to Studio City International Holdings Limited	$ 21,598	$ 76,437	$ 242,789
Basic and diluted net loss attributable to Studio City International Holdings Limited per Class A ordinary share	$ 0.113	$ 0.422	$ 1.339
CURRENT ASSETS
Amounts due from affiliated companies	$ 42,339	$ 37,826
SHAREHOLDERS' EQUITY
Additional paid-in capital	1,655,602	1,512,705
Accumulated losses	798,098	773,168
PARTICIPATION INTEREST	252,929	0
Provision of Gaming Related Services [Member]
OPERATING REVENUES
OPERATING REVENUES	339,924	295,638	$ 151,597
Rooms [Member]
OPERATING REVENUES
OPERATING REVENUES	88,317	88,699	84,643
Food and Beverage [Member]
OPERATING REVENUES
OPERATING REVENUES	65,904	60,705	61,536
Entertainment [Member]
OPERATING REVENUES
OPERATING REVENUES	12,073	$ 18,534	$ 35,155
Accounting Standards Update 2014-09 [Member] | Calculated under Revenue Guidance in Effect before Topic 606 [Member]
OPERATING REVENUES
Net income attributable to participation interest	861
Net loss attributable to Studio City International Holdings Limited	$ 21,439
Basic and diluted net loss attributable to Studio City International Holdings Limited per Class A ordinary share	$ 0.112
CURRENT ASSETS
Amounts due from affiliated companies	$ 45,838
SHAREHOLDERS' EQUITY
Additional paid-in capital	1,654,833
Accumulated losses	794,607
PARTICIPATION INTEREST	253,706
Accounting Standards Update 2014-09 [Member] | Difference between Revenue Guidance in Effect before and after Topic 606 [Member]
OPERATING REVENUES
Net income attributable to participation interest	(8)
Net loss attributable to Studio City International Holdings Limited	$ 159
Basic and diluted net loss attributable to Studio City International Holdings Limited per Class A ordinary share	$ 0.001
CURRENT ASSETS
Amounts due from affiliated companies	$ (3,499)
SHAREHOLDERS' EQUITY
Additional paid-in capital	769
Accumulated losses	3,491
PARTICIPATION INTEREST	(777)
Accounting Standards Update 2014-09 [Member] | Provision of Gaming Related Services [Member] | Calculated under Revenue Guidance in Effect before Topic 606 [Member]
OPERATING REVENUES
OPERATING REVENUES	340,091
Accounting Standards Update 2014-09 [Member] | Provision of Gaming Related Services [Member] | Difference between Revenue Guidance in Effect before and after Topic 606 [Member]
OPERATING REVENUES
OPERATING REVENUES	(167)
Accounting Standards Update 2014-09 [Member] | Rooms [Member] | Calculated under Revenue Guidance in Effect before Topic 606 [Member]
OPERATING REVENUES
OPERATING REVENUES	87,657
Accounting Standards Update 2014-09 [Member] | Rooms [Member] | Difference between Revenue Guidance in Effect before and after Topic 606 [Member]
OPERATING REVENUES
OPERATING REVENUES	660
Accounting Standards Update 2014-09 [Member] | Food and Beverage [Member] | Calculated under Revenue Guidance in Effect before Topic 606 [Member]
OPERATING REVENUES
OPERATING REVENUES	65,512
Accounting Standards Update 2014-09 [Member] | Food and Beverage [Member] | Difference between Revenue Guidance in Effect before and after Topic 606 [Member]
OPERATING REVENUES
OPERATING REVENUES	392
Accounting Standards Update 2014-09 [Member] | Entertainment [Member] | Calculated under Revenue Guidance in Effect before Topic 606 [Member]
OPERATING REVENUES
OPERATING REVENUES	13,125
Accounting Standards Update 2014-09 [Member] | Entertainment [Member] | Difference between Revenue Guidance in Effect before and after Topic 606 [Member]
OPERATING REVENUES
OPERATING REVENUES	$ (1,052)